Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environment and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between each fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the funds, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contracts section on page 65:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

Annie Rosen has replaced Michael Weaver as the portfolio manager of Automotive Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Ms. Rosen as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 286	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Automotive Portfolio ($286 (in millions) assets managed).

SELB-14-01  February 13, 2014
1.475630.178
Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2013
Annie Rosen	Automotive Portfolio	none

Christopher Lee has replaced Benjamin Hesse as the Portfolio Manager of Brokerage and Investment Management Portfolio and Financial Services Portfolio.

Jonathan Kasen no longer serves as lead portfolio manager of Energy Service Portfolio.

Ben Shuleva serves as portfolio manager of Energy Service Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Lee as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,353	none	none

* Includes Brokerage and Investment Management Portfolio ($717 (in millions) assets managed) and Financial Services Portfolio ($680 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2013
Christopher Lee	Brokerage and Investment Management Portfolio	none
	Financial Services Portfolio	none

The following information supplements information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Shuleva as of August 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,178	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Service Portfolio ($1,178 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of August 31, 2013
Ben Shuleva	Energy Service Portfolio	none

Peter Deutsch serves as co-manager of Insurance Portfolio. The following information supplements information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Deutsch as of June 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 426	none	none
Assets Managed with Performance-Based Advisory Fees	none	none	none

* Includes Insurance Portfolio ($426 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2013
Peter Deutsch	Insurance Portfolio	none

Jean Park no longer serves as co-manager of Leisure Portfolio.

Katherine Shaw serves as portfolio manager of Leisure Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Ms. Shaw as of August 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 382	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($382 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of August 31, 2013
Katherine Shaw	Leisure Portfolio	none

The following information supplements information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Anolic as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,074	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Pharmaceuticals Portfolio ($1,074 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2013
Asher Anolic	Pharmaceuticals Portfolio	$10,001 - $50,000

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2013
Prospectus

Jean Park no longer serves as co-manager of Leisure Portfolio.

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for Automotive Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Annie Rosen (portfolio manager) has managed the fund since July 2013.

The following information replaces similar information for Leisure Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Katherine Shaw (portfolio manager) has managed the fund since August 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 26.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information for Michael Weaver found in the "Fund Management" section on page 30.

Annie Rosen is portfolio manager of Automotive Portfolio, which she has managed since July 2013. Since joining Fidelity in 2003, Ms. Rosen has worked as a research associate, research analyst and portfolio manager.

The following information replaces similar information found in the Fund Management section on page 30.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

The following information replaces the biographical information for Jean Park found in the "Fund Management" section on page 30.

Katherine Shaw is portfolio manager of Leisure Portfolio, which she has managed since August 2013. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

SELCON-14-02  February 13, 2014
1.913699.110

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2013
Prospectus

Jonathan Kasen no longer serves as lead portfolio manager of Energy Service Portfolio.

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for Energy Service Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Ben Shuleva (portfolio manager) has managed the fund since August 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information for Jonathan Kasen found in the "Fund Management" section on page 24.

Ben Shuleva is portfolio manager of Energy Service Portfolio, which he has managed since August 2013. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the Fund Management section on page 24.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELNR-14-02  February 13, 2014
1.913321.109